Net Earnings (Loss) Per Share (Details) - Schedule of basic and diluted EPS attributable to class A common stock - Class A Common Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Earnings (Loss) Per Share (Details) - Schedule of basic and diluted EPS attributable to class A common stock [Line Items]
Net income (loss) attributable to Class A Common shares – basic (in Dollars)	$ 21,950		$ 3,523		$ (5,153)
Less gain in fair value of Private Placement Warrants (in Dollars)	(37,016)		(13,004)
Net income (loss) attributable to Class A Common shares – diluted (in Dollars)	$ (15,066)		$ (9,481)
Weighted average number of Class A Common shares outstanding – basic	80,523		73,489		56,466
Effect of dilutive Private Placement Warrants	2,922		2,715
Effect of dilutive equity awards
Weighted average number of Class A Common shares outstanding – diluted	83,445		76,204		56,466
Basic (in Dollars per share)	$ 0.27		$ 0.05
Diluted (in Dollars per share)	$ (0.18)		$ (0.12)